FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07851
                                    ---------

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   ----------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/05
                           -------



Item 1. Schedule of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton Conservative Target Fund ................................   3

Franklin Templeton Corefolio Allocation Fund ...............................   4

Franklin Templeton Founding Funds Allocation Fund ..........................   5

Franklin Templeton Growth Target Fund ......................................   6

Franklin Templeton Moderate Target Fund ....................................   7

Franklin Templeton Perspectives Allocation Fund ............................   8

Notes to Statements of Investments .........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1

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                       This page intentionally left blank.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                             SHARES         VALUE
-----------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS(a)
   LONG TERM INVESTMENTS 80.2%
   DOMESTIC EQUITY 28.2%
(b)Franklin Capital Growth Fund, Advisor Class ........................      850,407   $   9,277,934
(b)Franklin Flex Cap Growth Fund, Advisor Class .......................      299,403      11,565,926
(b)Franklin Natural Resources Fund, Advisor Class .....................      129,398       4,461,654
   Franklin Real Estate Securities Fund, Advisor Class ................      176,060       5,049,410
(b)Franklin Small Cap Growth Fund II, Advisor Class ...................    1,866,765      23,166,555
   Mutual Shares Fund, Class Z ........................................      589,066      14,526,371
                                                                                       --------------
                                                                                          68,047,850
                                                                                       --------------
   DOMESTIC FIXED INCOME 28.0%
   Franklin Strategic Income Fund, Advisor Class ......................      460,878       4,705,559
   Franklin Strategic Mortgage Portfolio ..............................    2,954,524      28,747,518
   Franklin Total Return Fund, Advisor Class ..........................    1,643,553      16,501,273
   Franklin U.S. Government Securities Fund, Advisor Class ............    2,715,519      17,786,648
                                                                                       --------------
                                                                                          67,740,998
                                                                                       --------------
   FOREIGN EQUITY 12.3%
   Franklin Gold & Precious Metals Fund, Advisor Class ................      186,101       4,252,409
   Mutual European Fund, Class Z ......................................      691,635      15,209,057
   Templeton China World Fund, Advisor Class ..........................      102,275       2,328,805
   Templeton Foreign Fund, Advisor Class ..............................      594,938       7,936,467
                                                                                       --------------
                                                                                          29,726,738
                                                                                       --------------
   FOREIGN FIXED INCOME 11.7%
   Templeton Global Bond Fund, Advisor Class ..........................    2,746,608      28,399,926
                                                                                       --------------
   TOTAL LONG TERM INVESTMENTS (COST $168,236,021) ....................                  193,915,512
                                                                                       --------------
   SHORT TERM INVESTMENT (COST $48,292,985) 20.0%
   MONEY FUND 20.0%
   Franklin Institutional Fiduciary Trust Money Market Portfolio ......   48,292,985      48,292,985
                                                                                       --------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $216,529,006) 100.2% ...                  242,208,497
   OTHER ASSETS, LESS LIABILITIES (0.2)% ..............................                     (487,259)
                                                                                       --------------
   NET ASSETS 100.0% ..................................................                $ 241,721,238
                                                                                       ==============

(a)   See Note 2 regarding investments in Underlying Funds.

(b)   Non-income producing.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                         SHARES          VALUE
--------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS(a)
   LONG TERM INVESTMENTS 99.9%
   DOMESTIC EQUITY 74.6%
(b)Franklin Capital Growth Fund, Advisor Class ....................    11,956,122    $130,441,295
   Franklin Growth Fund, Advisor Class ............................     3,758,666     131,139,841
   Mutual Shares Fund, Class Z ....................................     5,272,089     130,009,708
                                                                                     -------------
                                                                                      391,590,844
                                                                                     -------------
   FOREIGN EQUITY 25.3%
   Templeton Growth Fund Inc., Advisor Class ......................     5,451,138     132,735,207
                                                                                     -------------
   TOTAL LONG TERM INVESTMENTS (COST $472,362,941) ................                   524,326,051
                                                                                     -------------
   SHORT TERM INVESTMENT (COST $725,883) 0.2%
   MONEY FUND 0.2%
   Franklin Institutional Fiduciary Trust Money Market Portfolio ..       725,883         725,883
                                                                                     -------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $473,088,824) 100.1%                   525,051,934
   OTHER ASSETS, LESS LIABILITIES (0.1)% ..........................                      (365,183)
                                                                                     -------------
   NET ASSETS 100.0% ..............................................                  $524,686,751
                                                                                     =============

(a)   See Note 2 regarding investments in Underlying Funds.

(b)   Non-income producing.


4 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                     SHARES          VALUE
-------------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS(a)
LONG TERM INVESTMENTS 99.0%
DOMESTIC EQUITY 33.0%
Mutual Shares Fund, Class Z .....................................    80,571,314   $1,986,888,598
                                                                                  ---------------
DOMESTIC HYBRID 33.1%
Franklin Income Fund, Advisor Class .............................   798,565,936    1,988,429,180
                                                                                  ---------------
FOREIGN EQUITY 32.9%
Templeton Growth Fund Inc., Advisor Class .......................    81,272,320    1,978,980,986
                                                                                  ---------------
TOTAL LONG TERM INVESTMENTS (COST $5,519,182,555) ...............                  5,954,298,764
                                                                                  ---------------
SHORT TERM INVESTMENT (COST $28,676,302) 0.5%
MONEY FUND 0.5%
Franklin Institutional Fiduciary Trust Money Market Portfolio ...    28,676,302       28,676,302
                                                                                  ---------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $5,547,858,857) 99.5%                  5,982,975,066
OTHER ASSETS, LESS LIABILITIES 0.5% .............................                     28,899,639
                                                                                  ---------------
NET ASSETS 100.0% ...............................................                 $6,011,874,705
                                                                                  ===============

(a)   See Note 2 regarding investments in Underlying Funds.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON GROWTH TARGET FUND                                SHARES         VALUE
-------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS(a)
   LONG TERM INVESTMENTS 95.3%
   DOMESTIC EQUITY 56.0%
(b)Franklin Capital Growth Fund, Advisor Class ....................    2,451,535   $  26,746,245
(b)Franklin Flex Cap Growth Fund, Advisor Class ...................      827,295      31,958,418
(b)Franklin Natural Resources Fund, Advisor Class .................      419,116      14,451,138
   Franklin Real Estate Securities Fund, Advisor Class ............      456,891      13,103,647
(b)Franklin Small Cap Growth Fund II, Advisor Class ...............    5,210,875      64,666,960
   Mutual Shares Fund, Class Z ....................................    1,602,330      39,513,449
                                                                                   --------------
                                                                                     190,439,857
                                                                                   --------------
   DOMESTIC FIXED INCOME 10.2%
   Franklin Strategic Income Fund, Advisor Class ..................      181,018       1,848,192
   Franklin Strategic Mortgage Portfolio ..........................    1,490,633      14,503,854
   Franklin Total Return Fund, Advisor Class ......................      886,286       8,898,311
   Franklin U.S. Government Securities Fund, Advisor Class ........    1,458,411       9,552,592
                                                                                   --------------
                                                                                      34,802,949
                                                                                   --------------
   FOREIGN EQUITY 24.5%
   Franklin Gold & Precious Metals Fund, Advisor Class ............      500,250      11,430,707
   Mutual European Fund, Class Z ..................................    1,866,953      41,054,291
   Templeton China World Fund, Advisor Class ......................      210,425       4,791,372
   Templeton Foreign Fund, Advisor Class ..........................    1,949,410      26,005,125
                                                                                   --------------
                                                                                      83,281,495
                                                                                   --------------
   FOREIGN FIXED INCOME 4.6%
   Templeton Global Bond Fund, Advisor Class ......................    1,511,760      15,631,598
                                                                                   --------------
   TOTAL LONG TERM INVESTMENTS (COST $259,727,489) ................                  324,155,899
                                                                                   --------------
   SHORT TERM INVESTMENT (COST $16,750,191) 4.9%
   MONEY FUND 4.9%
   Franklin Institutional Fiduciary Trust Money Market Portfolio ..   16,750,191      16,750,191
                                                                                   --------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $276,477,680) 100.2%                  340,906,090
   OTHER ASSETS, LESS LIABILITIES (0.2)% ..........................                     (574,529)
                                                                                   --------------
   NET ASSETS 100.0% ..............................................                $ 340,331,561
                                                                                   ==============

(a)   See Note 2 regarding investments in Underlying Funds.

(b)   Non-income producing.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON MODERATE TARGET FUND                              SHARES         VALUE
-------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS(a)
   LONG TERM INVESTMENTS 90.1%
   DOMESTIC EQUITY 39.0%
(b)Franklin Capital Growth Fund, Advisor Class ....................    2,341,135   $  25,541,778
(b)Franklin Flex Cap Growth Fund, Advisor Class ...................      753,780      29,118,535
(b)Franklin Natural Resources Fund, Advisor Class .................      399,466      13,773,578
   Franklin Real Estate Securities Fund, Advisor Class ............      465,216      13,342,399
(b)Franklin Small Cap Growth Fund II, Advisor Class ...............    4,888,562      60,667,053
   Mutual Shares Fund, Class Z ....................................    1,501,303      37,022,133
                                                                                   --------------
                                                                                     179,465,476
                                                                                   --------------
   DOMESTIC FIXED INCOME 24.2%
   Franklin Strategic Income Fund, Advisor Class ..................      709,967       7,248,768
   Franklin Strategic Mortgage Portfolio ..........................    4,841,284      47,105,692
   Franklin Total Return Fund, Advisor Class ......................    2,771,636      27,827,224
   Franklin U.S. Government Securities Fund, Advisor Class ........    4,475,570      29,314,981
                                                                                   --------------
                                                                                     111,496,665
                                                                                   --------------
   FOREIGN EQUITY 16.7%
   Franklin Gold & Precious Metals Fund, Advisor Class ............      448,932      10,258,088
   Mutual European Fund, Class Z ..................................    1,723,639      37,902,812
   Templeton China World Fund, Advisor Class ......................      243,782       5,550,922
   Templeton Foreign Fund, Advisor Class ..........................    1,724,546      23,005,461
                                                                                   --------------
                                                                                      76,717,283
                                                                                   --------------
   FOREIGN FIXED INCOME 10.2%
   Templeton Global Bond Fund, Advisor Class ......................    4,532,024      46,861,130
                                                                                   --------------
   TOTAL LONG TERM INVESTMENTS (COST $351,714,113) ................                  414,540,554
                                                                                   --------------
   SHORT TERM INVESTMENT (COST $45,966,461) 10.0%
   MONEY FUND 10.0%
   Franklin Institutional Fiduciary Trust Money Market Portfolio ..   45,966,461      45,966,461
                                                                                   --------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $397,680,574) 100.1%                  460,507,015
   OTHER ASSETS, LESS LIABILITIES (0.1)% ..........................                     (621,175)
                                                                                   --------------
   NET ASSETS 100.0% ..............................................                $ 459,885,840
                                                                                   ==============

(a)   See Note 2 regarding investments in Underlying Funds.

(b)   Non-income producing.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                      SHARES         VALUE
------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS(a)
   LONG TERM INVESTMENTS 98.8%
   DOMESTIC EQUITY 65.9%
(b)Franklin Flex Cap Growth Fund, Advisor Class ..................       947,714   $ 36,610,207
   Mutual Shares Fund, Class Z ...................................     1,481,997     36,546,057
                                                                                   -------------
                                                                                     73,156,264
                                                                                   -------------
   FOREIGN EQUITY 32.9%
   Templeton Growth Fund Inc., Advisor Class .....................     1,500,385     36,534,373
                                                                                   -------------
   TOTAL LONG TERM INVESTMENTS (COST $103,534,208) ...............                  109,690,637
                                                                                   -------------
   SHORT TERM INVESTMENT (COST $495,909) 0.4%
   MONEY FUND 0.4%
   Franklin Institutional Fiduciary Trust Money Market Portfolio .       495,909        495,909
                                                                                   -------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $104,030,117) 99.2%                  110,186,546
   OTHER ASSETS, LESS LIABILITIES 0.8% ...........................                      893,148
                                                                                   -------------
   NET ASSETS 100.0% .............................................                 $111,079,694
                                                                                   =============

(a)   See Note 2 regarding investments in Underlying Funds.

(b)   Non-income producing.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton Fund Allocator Series is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of six series (the Funds). The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).

1. INCOME TAXES

At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 -----------------------------------------------------------------
                                                 FRANKLIN TEMPLETON     FRANKLIN TEMPLETON      FRANKLIN TEMPLETON
                                                    CONSERVATIVE             COREFOLIO             FOUNDING FUNDS
                                                    TARGET FUND           ALLOCATION FUND         ALLOCATION FUND
                                                 -----------------------------------------------------------------
Cost of investments                               $   216,723,512         $   473,436,017         $ 5,548,606,827
                                                  ================================================================

Unrealized appreciation ..................        $    26,872,738         $    51,615,917         $   434,368,239
Unrealized depreciation ..................             (1,387,753)                     --                      --
                                                  ----------------------------------------------------------------
Net unrealized appreciation (depreciation)        $    25,484,985         $    51,615,917         $   434,368,239
                                                  ================================================================


                                                 -----------------------------------------------------------------
                                                 FRANKLIN TEMPLETON     FRANKLIN TEMPLETON      FRANKLIN TEMPLETON
                                                       GROWTH                MODERATE              PERSPECTIVES
                                                    TARGET FUND             TARGET FUND           ALLOCATION FUND
                                                 -----------------------------------------------------------------
Cost of investments                               $   278,070,188         $   398,050,502         $   104,035,791
                                                  ================================================================

Unrealized appreciation ..................        $    63,497,199         $    64,570,709         $     6,150,755
Unrealized depreciation ..................               (661,297)             (2,114,196)                     --
                                                  ----------------------------------------------------------------
Net unrealized appreciation (depreciation)        $    62,835,902         $    62,456,513         $     6,150,755
                                                  ================================================================

2. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At September 30, 2005, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:


                                         Quarterly Statements of Investments | 9

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2. INVESTMENTS IN UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------
NAME OF ISSUER                                            % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Strategic Mortgage Portfolio                           7.82%
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Capital Growth Fund                                    8.10%
Franklin Growth Fund                                            5.88%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Franklin Income Fund                                            5.13%
Mutual Shares Fund                                             13.35%
Templeton Growth Fund Inc.                                      7.40%
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Small Cap Growth Fund II                               5.10%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Strategic Mortgage Portfolio                          12.81%
Franklin Total Return Fund                                      5.20%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


10 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 21, 2005










                                Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Fund Allocator Series;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Fund Allocator Series;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/GALEN G. VETTER
Chief Financial Officer